Risk Management (Details) - Schedule of Market Risk Financial Management Portfolio - Market Risk $ in Millions, $ in Millions	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 USD ($)
Loss limit
Financial management portfolio
Effect on financial income	$ 175,196		$ 138,957
Effect on capital	370,271		373,566
Loss limit | Chile, Pesos
Financial management portfolio
Effect on financial income	175,196		138,957
Effect on capital	370,271		373,566
Loss limit | United States of America, Dollars
Financial management portfolio
Effect on financial income		$ 40,531		$ 178,937
Effect on capital		180,138		198,819
High
Financial management portfolio
Effect on financial income	27,182		46,970
Effect on capital	348,027		357,867
High | Chile, Pesos
Financial management portfolio
Effect on financial income	9,968		49,174
Effect on capital	186,784		170,622
High | United States of America, Dollars
Financial management portfolio
Effect on financial income		9,586		13,104
Effect on capital		68,145		61,137
Low
Financial management portfolio
Effect on financial income	4,600		0
Effect on capital	237,954		279,293
Low | Chile, Pesos
Financial management portfolio
Effect on financial income	11,605		482
Effect on capital	96,459		87,335
Low | United States of America, Dollars
Financial management portfolio
Effect on financial income		0		442
Effect on capital		0		47,615
Average
Financial management portfolio
Effect on financial income	13,044		19,678
Effect on capital	273,792		311,333
Average | Chile, Pesos
Financial management portfolio
Effect on financial income	703		20,482
Effect on capital	$ 131,800		$ 136,617
Average | United States of America, Dollars
Financial management portfolio
Effect on financial income		1,099		5,169
Effect on capital		$ 20,534		$ 53,651